OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)

Prepayments for materials	4,478	5,107
Prepayments for R&D	99	97
Prepayments for utilities	197	550
Other prepayments	399	326
Deductible value-added tax input	292	154
Other receivables(i)	21,104	1,504
Subtotal	26,569	7,738
Less: allowance for bad debts	(418)	(401)
Net balance	26,151	7,337

On March 21, 2022, the Ministry of Finance and State Administration of Tax released Announcement (2022) No.14 to issue China’s VAT rebates to eligible industries. Companies in these industries can now apply for monthly refunds of incremental VAT credits and a one-time refund of remaining VAT credits from April 1, 2022 onward. Given that Chijet falls within the scope of the eligible industry, the deductible value-added tax input is classified as other current assets.

(i)	Considering the repayment of loans and the payment of employee benefits, FAW Jilin has disposed a land use right in May 2025. As of June 30, 2025, there were still US$17.85 million that have not been received yet.